Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net loss per share:
Net Loss Per Share

Note 9 - Net Loss Per Share

The Company computes basic net income per share using the weighted-average number of shares of common stock outstanding. Diluted net income per share amounts are calculated using the treasury stock method for equity-based compensation awards. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, using the treasury stock method or if-converted method, as applicable.

As of June 30, 2026, the Company had the following potentially dilutive securities outstanding:

●	Series A preferred stock: 10,803,358 shares (See Note 10)
●	Common stock payable: 300,000 shares (See Note 10)
●	Warrants: 12,866,317 shares (See Note 10)
●	Stock options: 175,000 shares (See Note 10)
●	Restricted stock units(“RSUs”): 522,592 shares

Potentially dilutive securities include convertible debt, common stock payable, warrants, stock options, and restricted stock units. For the three and six months ended June 30, 2026 and 2025, these instruments were excluded from the computation of diluted net income (loss) per share as their inclusion would have been anti-dilutive.

The following is a reconciliation of the numerator and denominator in the basic and diluted net income per common share computations:

	For the Six Months Ended June 30,
	2026	2025
NUMERATOR:
Net loss	$(2,647,202)	$(1,199,353)
Accretion to redeemable preferred equity	2,062,360	-
Dividends on Series A preferred stock	88,508	-
Net loss attributable to common stockholders	$(4,798,070)	$(1,199,353)
Adjustments:	-	-
Net loss attributable to common stockholders	$(4,798,070)	$(1,199,353)
DENOMINATOR:
Weighted average number of common shares outstanding – Basic and Diluted *	11,705,727	13,276,331
LOSSES PER SHARE:
Basic net loss per common share	$(0.41)	$(0.09)

Diluted net loss per common share	$(0.41)	$(0.09)

	For the Three Months Ended June 30,
NUMERATOR:	2026	2025
Net loss	$(638,726)	$(660,583)
Accretion to redeemable preferred equity	217,753	-
Dividends on Series A preferred stock	78,540	-
Net loss attributable to common stockholders	$(935,019)	$(660,583)
Adjustments:
Add back dividends on Series A preferred stock	-	-
Net loss attributable to common stockholders	$(935,019)	$(660,583)
DENOMINATOR:
Weighted average number of common shares outstanding - Basic	8,994,253	13,336,471
LOSSES PER SHARE:
Basic net loss per common share	$(0.10)	$(0.05)

Diluted net loss per common share	$(0.10)	$(0.05)

*	Due to the anti-dilutive effect, the computation of basic and diluted EPS did not include the shares underlying the exercise of warrants, options, RSUs and Series A preferred stock as the Company had a net loss for the three and six months ended June 30, 2026 and 2025.

Note 10 - Net income per share

The Company computes basic net income per share using the weighted-average number of shares of common stock outstanding. Diluted net income per share amounts are calculated using the treasury stock method for equity-based compensation awards. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, using the treasury stock method or if-converted method, as applicable.

As of December 31, 2025, the Company had the following potentially dilutive securities outstanding:

●	Convertible debt: 102,372 shares
●	Common stock payable: 56,667 shares
●	Warrants: 2,340,000 shares
●	Stock options: 175,000 shares
●	Restricted stock units: 822,592 shares

Potentially dilutive securities include convertible debt, common stock payable, warrants, stock options, and restricted stock units. For the year ended December 31, 2025, these instruments were excluded from the computation of diluted net income (loss) per share as their inclusion would have been anti-dilutive.

The following is a reconciliation of the numerator and denominator in the basic and diluted net income per common share computations for the Successor entity:

	For the Year Ended December 31, 2025	Predecessor From January 1 to September 24, 2024	Successor From September 25 to December 31, 2024
Net loss	$(6,278,191)	$(654,640)	$(862,791)

Weighted-average common shares outstanding – basic and diluted	13,565,096	NA	13,089,592

Net loss per share:
Basic and diluted	$(0.46)	NA	$(0.07)